Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Principal Accounting Policies
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments	102,134	4,624	97,510	—
Derivative instruments	74	—	74	—
Long-term investments	26,078	—	495	25,583
	128,286	4,624	98,079	25,583

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments	821,134	2,249	818,885	—
Long-term investments	18,031	—	366	17,665
	839,165	2,249	819,251	17,665

Schedule of roll forward of major Level 3 investments

US$

Fair value of Level 3 investments as of December 31, 2020	—
New addition	25,226
The change in fair value of the investments	357
Fair value of Level 3 investments as of December 31, 2021	25,583
New addition	1,575
The change in fair value of the investments	(9,493)
Fair value of Level 3 investments as of December 31, 2022	17,665

Schedule of significant unobservable inputs adopted in the valuation

As of December 31,
	2021	2022
Unobservable Inputs

Expected volatility	37%-69%	40%-63%
Probability	Liquidation scenario:40%	Liquidation scenario:35%-45%
	Redemption scenario:40%	Redemption scenario:35%-45%
	IPO scenario:20%	IPO scenario:10%-30%

Schedule of property, plant and equipment estimated useful life

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Disaggregated major revenue

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
IoT PaaS	151,677	261,360	152,914
Smart device distribution	22,071	22,153	25,446
SaaS and others	6,126	18,563	29,812
Total revenue	179,874	302,076	208,172